Condensed Consolidated Statements of Stockholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018	[1]	$ 15,388		$ 292,362		$ (708,097)	$ 13,119		$ (387,228)
Beginning balance, shares at Dec. 31, 2018	[1]	15,387,632
Net income (loss)			[1]		[1]	(377,756)			(377,756)
Foreign currency translation adjustment			[1]		[1]		4,480		4,480
Ending balance, value at Dec. 31, 2019	[2]	$ 15,388	[1]	292,362	[1]	(1,085,853)	17,599		(760,504)
Ending balance, shares at Dec. 31, 2019	[1],[2]	15,387,632
Net income (loss)			[2]		[2]	(102,568)			(102,568)
Foreign currency translation adjustment			[2]		[2]		7,218		7,218
Ending balance, value at Mar. 31, 2020	[2]	$ 15,388		292,362		(1,188,421)	24,817		(855,854)
Ending balance, shares at Mar. 31, 2020	[2]	15,387,632
Beginning balance, value at Dec. 31, 2019	[2]	$ 15,388	[1]	292,362	[1]	(1,085,853)	17,599		(760,504)
Beginning balance, shares at Dec. 31, 2019	[1],[2]	15,387,632
Net income (loss)									(281,542)
Foreign currency translation adjustment									55,228
Ending balance, value at Sep. 30, 2020	[2]	$ 15,388		292,362		(1,350,208)	72,470	549,245	(420,743)
Ending balance, shares at Sep. 30, 2020	[2]	15,387,632
Beginning balance, value at Dec. 31, 2019	[2]	$ 15,388	[1]	292,362	[1]	(1,085,853)	17,599		(760,504)
Beginning balance, shares at Dec. 31, 2019	[1],[2]	15,387,632
Noncontrolling interests arising from acquisition of subsidiary			[1]		[1]			549,033	549,033
Net income (loss)			[1]		[1]	(3,255,564)		(391,789)	(3,647,353)
Foreign currency translation adjustment			[1]		[1]		282,666	38,671	321,337
Shares issued for conversion of related party loan*	[1]	$ 24		995,125					995,149
Shares issued for conversion of related party loan ,shares	[1]	24,272
Shares issued for acquisition of subsidiary*	[1]	$ 243		9,773,746					9,773,989
Shares issued for acquisition of subsidiary, shares	[1]	243,134
Ending balance, value at Dec. 31, 2020	[1]	$ 15,655		11,061,233		(4,341,417)	300,265	195,915	7,231,651
Ending balance, shares at Dec. 31, 2020	[1]	15,655,038
Beginning balance, value at Mar. 31, 2020	[2]	$ 15,388		292,362		(1,188,421)	24,817		(855,854)
Beginning balance, shares at Mar. 31, 2020	[2]	15,387,632
Noncontrolling interests arising from acquisition of subsidiary			[2]		[2]			17,042	17,042
Net income (loss)			[2]		[2]	(87,165)		(14,669)	(101,834)
Foreign currency translation adjustment			[2]		[2]		(1,638)	(297)	(1,935)
Ending balance, value at Jun. 30, 2020	[2]	$ 15,388		292,362		(1,275,586)	23,179	2,076	(942,581)
Ending balance, shares at Jun. 30, 2020	[2]	15,387,632
Noncontrolling interests arising from acquisition of subsidiary			[2]		[2]			549,033	549,033
Net income (loss)			[2]		[2]	(74,622)		(2,518)	(77,140)
Foreign currency translation adjustment			[2]		[2]		49,291	654	49,945
Ending balance, value at Sep. 30, 2020	[2]	$ 15,388		292,362		(1,350,208)	72,470	549,245	(420,743)
Ending balance, shares at Sep. 30, 2020	[2]	15,387,632
Beginning balance, value at Dec. 31, 2020	[1]	$ 15,655		$ 11,061,233		$ (4,341,417)	$ 300,265	$ 195,915	7,231,651
Beginning balance, shares at Dec. 31, 2020	[1]	15,655,038
Net income (loss)									1,242,318
Foreign currency translation adjustment									105,316
Ending balance, value at Sep. 30, 2021									$ 8,579,285

[1]	Given effect of the Reverse Stock Split, see Note 13.
[2]	Given effect of the Reverse Stock Split, see Note 10.